John Hancock Tax-Exempt Funds
   Supplement to the Prospectus dated January 1, 2005 as revised July 15, 2005



Under the heading "BUYING SHARES", the "By wire" instruction section has been changed to the following:

By wire
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              Opening an account                                  Adding to an account
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o Deliver your completed application                            o Obtain wiring instructions by
  to your financial representative,                               calling Signature Services.
  or mail it to Signature Services.

o Obtain your account number by calling                         o Instruct your bank to wire the amount
  your financial representative or                                of your investment.
  Signature Services.

o Obtain wiring instructions by                                 Specify the fund name, your choice of
  calling Signature Services.                                   share class, your account number and
                                                                name(s) in which the account is
o Instruct your bank to wire the amount                         registered. Your bank may charge a
  of your investment.                                           fee to wire funds.


Specify the fund name, your choice of
share class, the new account number and
name(s) in which the account is registered.
Your bank may charge a fee to wire funds.







December 2, 2005


TXFPS 12/05